Income Taxes	12 Months Ended
Oct. 29, 2017
Income Taxes
Income Taxes

Note K

Income Taxes

The components of the provision for income taxes are as follows:

(in thousands)	2017	2016	2015
Current
U.S. Federal	$ 329,707	$ 341,799	$ 299,557
State	32,719	33,753	39,817

Foreign	6,950	6,819	10,526

Total current	369,376	382,371	349,900
Deferred
U.S. Federal	57,533	40,456	18,451
State	4,510	3,770	1,070

Foreign	123	101	458

Total deferred	62,166	44,327	19,979

Total provision for income taxes	$ 431,542	$ 426,698	$ 369,879

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred income tax liabilities and assets are as follows:

(in thousands)	October 29, 2017	October 30, 2016
Deferred tax liabilities

Goodwill and intangible assets	$ (298,159)	$ (250,330)

Tax over book depreciation and basis differences	(107,076)	(98,628)

Other, net	(18,657)	(18,295)

Deferred tax assets

Pension and post-retirement benefits	144,392	182,444

Employee compensation related liabilities	100,311	107,343

Marketing and promotional accruals	32,011	36,844

Other, net	48,768	46,845

Net deferred tax (liabilities) assets	$ (98,410)	$ 6,223

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2017	2016	2015
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	1.7	2.1	2.7
Domestic production activities deduction	(2.4)	(2.8)	(2.6)
Foreign tax credit	–	(0.9)	–

All other, net	(0.6)	(1.0)	(0.1)

Effective tax rate	33.7%	32.4%	35.0%

In fiscal 2016, the Company approved a repatriation of $38.0 million of foreign earnings related to an international entity restructuring which generated a U.S. tax benefit of $12.1 million. The Company recorded a favorable discrete tax event related to this transaction.

Undistributed earnings of the Company’s foreign subsidiaries and joint ventures, aggregating to approximately $79.2 million at October 29, 2017, are considered to be permanently reinvested, and accordingly, no provision for U.S. income taxes has been provided thereon. It is not practicable to determine the deferred tax liability for temporary differences related to these foreign earnings.

Total income taxes paid during fiscal years 2017, 2016, and 2015 were $336.0 million, $372.0 million, and $296.5 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2016 and 2017.

(in thousands)
Balance as of October 25, 2015	$ 21,337
Tax positions related to the current period
Increases	3,587
Tax positions related to prior periods
Increases	9,723
Decreases	(3,913)
Settlements	(1,273)

Decreases related to a lapse of applicable statute of limitations	(2,072)

Balance as of October 30, 2016	$ 27,389

Tax positions related to the current period
Increases	3,094
Tax positions related to prior periods
Increases	8,923
Decreases	(2,388)
Settlements	(1,825)

Decreases related to a lapse of applicable statute of limitations	(2,396)

Balance as of October 29, 2017	$ 32,797

The amount of unrecognized tax benefits, including interest and penalties, is recorded in other long-term liabilities. If recognized as of October 29, 2017, and October 30, 2016, $20.2 million and $19.5 million, respectively, would impact the Company’s effective tax rate. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with losses of $0.1 million included in expense for fiscal 2017 and gains of $0.5 million included in expense for fiscal 2016. The amount of accrued interest and penalties at October 29, 2017, and October 30, 2016, associated with unrecognized tax benefits was $7.1 million and $2.6 million, respectively.

The Company is regularly audited by federal and state taxing authorities. The United States Internal Revenue Service (I.R.S.) concluded their examination of fiscal 2015 in the first quarter of fiscal 2017. The Company has elected to participate in the Compliance Assurance Process (CAP) for fiscal years 2017 and 2018. The objective of CAP is to contemporaneously work with the I.R.S. to achieve federal tax compliance and resolve all or most of the issues prior to filing of the tax return. The Company may elect to continue participating in CAP for future tax years; the Company may withdraw from the program at any time.

The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2011. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and the related unrecognized tax benefits may change based on the status of the examinations, it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.